Derivative Financial Instruments (Gains and Losses on Derivatives Not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 97,999	¥ 148,595
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(4,827)	(8,419)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (5,698)	¥ 3,531

[1]	Amounts include the net gain (loss) of ¥3,531 million and ¥(5,698) million on the credit derivatives hedging the credit risk of loans during the six months ended September 30, 2015 and 2016, respectively.